Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Oct. 22, 2010	Dec. 31, 2014	Dec. 31, 2013	Aug. 01, 2013	Sep. 09, 2014
Property Subject to or Available for Operating Lease [Line Items]
Rental expense		$ 163,500	$ 58,800
Description of leasing arrangements		This lease agreement was amended in January 2014 to reflect a 63 month term for a larger suite in an adjoining building.
Principal amount, sought value	485,000
Discontinued operations					124,774
Monthly rent		6,800
Term of lease		39 months
Flexshopper
Property Subject to or Available for Operating Lease [Line Items]
Monthly rent				$ 9,600